UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number

811-22638

Arrow Investments Trust

(Exact name of registrant as specified in charter)

2943 Olney-Sandy Spring Road Olney, Maryland          20832

(Address of principal executive offices)

(Zip code)

James Ash, Gemini Fund Services, LLC.

             80 Arkay Drive, Suite 110, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2619

Date of fiscal year end:

7/31

Date of reporting period: 4/30/14

Item 1.  Schedule of Investments.

Arrow DWA Balanced Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)
	April 30, 2014
Shares		Value
	EXCHANGE TRADED FUNDS - 93.2%
	DEBT FUNDS - 25.5%
368,197	iShares 7-10 Year Treasury Bond ETF	$ 37,670,235
468,984	Vanguard Short-Term Bond ETF	37,612,517
		75,282,752
	EQUITY FUNDS - 49.5%
87,070	iShares US Consumer Services ETF	10,339,563
114,150	iShares US Healthcare ETF	13,928,583
150,000	iShares US Technology ETF	13,632,000
298,250	J.P. Morgan Alerian MLP Index ETN	14,459,160
514,000	Vanguard Growth ETF	48,069,280
380,300	Vanguard Small-Cap Growth ETF	45,464,865
		145,893,451
	FOREIGN INDEX FUNDS - 18.2%
601,949	iShares MSCI Belgium Capped ETF +	10,588,283
362,100	iShares MSCI Germany ETF	11,471,328
382,750	iShares MSCI Netherlands Capped ETF	9,840,502
240,000	iShares MSCI Spain Capped ETF	10,072,800
333,100	iShares MSCI Switzerland Capped ETF	11,668,493
		53,641,406

	TOTAL EXCHANGE TRADED FUNDS (Cost $249,310,835)	274,817,609

	SHORT-TERM INVESTMENT - 6.7%
	MONEY MARKET FUND - 6.7%
19,676,608	Fidelity Institutional Money Market Fund - Money Market Portfolio	19,676,608
	to yield 0.04% * ++ (Cost $19,676,608)

	TOTAL INVESTMENTS - 99.9% (Cost $268,987,443) (a)	$ 294,494,217
	OTHER ASSETS LESS LIABILITIES - 0.1%	350,826
	NET ASSETS - 100.0%	$ 294,845,043

(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $269,172,632 and differs from value by net unrealized appreciation (depreciation) of securities as follows:
	Unrealized Appreciation:	$ 27,248,505
	Unrealized Depreciation:	(1,926,920)
	Net Unrealized Appreciation:	$ 25,321,585
* Money market fund; interest rate reflects seven-day effective yield on April 30, 2014.
+ Affiliated company - The Arrow DWA Balanced Fund holds in excess of 5% of the outstanding voting securities of this exchange traded fund.
++ All or a portion of this investment is a holding of the ADWAB Fund Limited.

Arrow DWA Balanced Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
April 30, 2014

FUTURES CONTRACTS

Short			Underlying Face	Unrealized
Contracts	Open Short Futures Contracts ++ ^	Expiration	Amount at Value	Gain**
(214)	Dollar Index Future	Jun-14	$ (17,019,848)	$ 52,057

++ All or a portion of these contracts are holdings of the ADWAB Fund Limited.
^ All collateral for open futures contracts consists of cash included as Deposits with brokers.
** The amount represents fair value of derivative instruments subject to foreign exchange contracts risk exposure as of April 30, 2014.

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements.  The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Securities Valuation - Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”).  In the absence of a sale such securities shall be valued at the last bid price on the day of valuation. Options contracts listed on a securities exchange or board of trade  for which market quotations are readily available shall be valued at the last quoted sales price or, in the absence of a sale, at the last reported bid price on the valuation date.   Index options and options not listed on a security exchange or board of trade shall be valued at the last reported bid price on the valuation date. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities. Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, are valued at amortized cost.  Investments in open-end investment companies are valued at net asset value.

A Fund may hold securities, such as private placements, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable.  These securities will be valued at their fair market value as determined using the “fair value” procedures approved by the Board.  The Board has delegated execution of these procedures to a fair value team composed of one or more officers from each of the (i) Trust, (ii) administrator, and (iii) adviser and/or sub-adviser.  The team may also enlist third party consultants such as an audit firm or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value.  The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Futures Contracts – The Fund is subject to equity price risk, interest rate risk, and foreign currency exchange rate risk in the normal course of pursuing their investment objectives. The Fund may purchase or sell futures contracts to gain exposure to, or hedge against, changes in the value of equities, interest rates or foreign currencies or commodities.  Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral for the account of the broker (the Fund’s agent in acquiring the futures position).  During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by “marking to market” on a daily basis to reflect the market value of the contracts at the end of each day’s trading. Variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. When the contracts are closed, a Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. If a Fund is unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts.   Each Fund segregates liquid securities having a value at least equal to the amount of the current obligation under any open futures contract. Risks may exceed amounts recognized in the Statements of Assets and Liabilities. With futures, there is minimal counterparty credit risk to a Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Exchange Traded Funds – The Fund may invest in exchange traded funds (“ETFs”).  ETFs are a type of index fund bought and sold on a securities exchange.  An ETF trades like common stock and represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index. A Fund may purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities.  The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile.  Additionally, ETFs have fees and expenses that reduce their value.

The Fund utilizes various methods to measure the fair value of all of its investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following table summarizes the inputs used as of April 30, 2014 for the Fund’s assets and liabilities measured at fair value:

Assets	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$ 274,817,609	$ -	$ -	$ 274,817,609
Variation Margin-Open Futures Contracts	52,057	-	-	52,057
Short-Term Investment	19,676,608	-	-	19,676,608
Total	$ 294,546,274	$ -	$ -	$ 294,546,274

There were no transfers into or out of Level 1 and Level 2 during the current period presented. It is the Fund’s policy to record transfers into or out of Level 1 and Level 2 at the end of the reporting period.

The Fund did not hold any Level 3 securities during the period.

Consolidation of Subsidiaries – Arrow DWA Balanced Fund ("ADBF") with ADWAB Fund Limited CFC ("ADB-CFC") – The Consolidated Portfolio of Investments includes the accounts of ADB-CFC, a wholly-owned and controlled subsidiary.   All inter-company accounts and transactions have been eliminated in consolidation.

ADBF may invest up to 25% of its total assets in a controlled foreign corporation (“CFC”) which acts as an investment vehicle in order to effect certain investments consistent with ADBF's investment objectives and policies.

ADB-CFC utilizes commodity based derivative products to facilitate ADBF's pursuit of its investment objective.   In accordance with its investment objective and through its exposure to the aforementioned commodity based derivative products, ADBF may have increased or decreased exposure to one or more of the risk factors defined in the Principal Investment Risks section of the ADBF Prospectus.

A summary of the ADBF's investments in the CFC is as follows:

		CFC Net Assets at	% Fund Net Assets at
	Inception Date of CFC	April 30, 2014	April 30, 2014
ADB-CFC	12/5/12	$ 1,576,096	0.53%

Arrow DWA Tactical Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)
April 30, 2014
Shares		Value
	EXCHANGE TRADED FUNDS - 98.7%
	EQUITY FUNDS - 89.2%
434,100	Consumer Discretionary Select Sector SPDR Fund	$ 27,712,944
475,629	First Trust Large-Cap Core AlphaDEX Fund	20,081,056
424,700	First Trust Mid-Cap Core AlphaDEX Fund	21,455,844
423,550	First Trust Small-Cap Core AlphaDEX Fund	19,872,542
493,200	Health Care Select Sector SPDR Fund	28,664,784
458,118	Industrial Select Sector SPDR Fund	24,293,998
252,600	Vanguard Growth ETF	23,623,152
189,772	Vanguard Small-Cap Growth ETF	22,687,243
221,457	Vanguard Small-Cap Value ETF	22,034,971
		210,426,534
	FOREIGN INDEX FUND - 9.5%
519,650	iShares MSCI EMU ETF	22,370,933

	TOTAL EXCHANGE TRADED FUNDS (Cost $200,874,945)	232,797,467

	SHORT-TERM INVESTMENT -1.4%
	MONEY MARKET FUND - 1.4%
3,235,703	Fidelity Institutional Money Market Fund - Money Market Portfolio
	to yield 0.04%* + (Cost $3,235,703)	3,235,703

	TOTAL INVESTMENTS - 100.1% (Cost $204,110,648) (a)	$ 236,033,170
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.1)%	(285,233)
	NET ASSETS - 100.0%	$ 235,747,937

(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $204,130,993 and differs and differs from value by net unrealized appreciation (depreciation) of securities as follows:
	Unrealized Appreciation:	$ 32,386,541
	Unrealized Depreciation	(484,364)
	Net Unrealized Appreciation:	$ 31,902,177

* Money market fund; interest rate reflects seven-day effective yield on April 30, 2014.
+All or a portion of this investment is a holding of the ADWAT Fund Limited.

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements.  The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Securities Valuation - Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”).  In the absence of a sale such securities shall be valued at the last bid price on the day of valuation. Options contracts listed on a securities exchange or board of trade  for which market quotations are readily available shall be valued at the last quoted sales price or, in the absence of a sale, at the last reported bid price on the valuation date.   Index options and options not listed on a security exchange or board of trade shall be valued at the last reported bid price on the valuation date. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities. Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, are valued at amortized cost.  Investments in open-end investment companies are valued at net asset value.

A Fund may hold securities, such as private placements, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable.  These securities will be valued at their fair market value as determined using the “fair value” procedures approved by the Board.  The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser.  The team may also enlist third party consultants such as an audit firm or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value.  The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Exchange Traded Funds – The Fund may invest in exchange traded funds (“ETFs”).  ETFs are a type of index fund bought and sold on a securities exchange.  An ETF trades like common stock and represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index. A Fund may purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities.  The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile.  Additionally, ETFs have fees and expenses that reduce their value.

The Fund utilizes various methods to measure the fair value of all of its investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following table summarizes the inputs used as of April 30, 2014 for the Fund’s assets and liabilities measured at fair value:

Assets	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$ 232,797,467	$ -	$ -	$ 232,797,467
Short-Term Investment	3,235,703	-	-	3,235,703
Total	$ 236,033,170	$ -	$ -	$ 236,033,170

There were no transfers into or out of Level 1 and Level 2 during the current period presented. It is the Fund’s policy to record transfers into or out of Level 1 and Level 2 at the end of the reporting period.

The Fund did not hold any Level 3 securities during the period.

Consolidation of Subsidiaries – Arrow DWA Tactical Fund ("ADTF") with ADWAT Fund Limited CFC ("ADT-CFC") – The Consolidated Portfolio of Investments includes the accounts of ADT-CFC, a wholly-owned and controlled subsidiary.   All inter-company accounts and transactions have been eliminated in consolidation.

ADTF may invest up to 25% of its total assets in a controlled foreign corporation (“CFC”) which acts as an investment vehicle in order to effect certain investments consistent with ADTF's investment objectives and policies.

ADT-CFC utilizes commodity based derivative products to facilitate ADTF's pursuit of its investment objective.   In accordance with its investment objective and through its exposure to the aforementioned commodity based derivative products, ADTF may have increased or decreased exposure to one or more of the risk factors defined in the Principal Investment Risks section of the ADTF Prospectus.

A summary of the ADTF's investments in the CFC is as follows:
		CFC Net Assets at	% Fund Net Assets at
	Inception Date of CFC	April 30, 2014	April 30, 2014
ADT-CFC	12/12/11	$431,262	0.18%

Arrow Alternative Solutions Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)
April 30, 2014
Shares		Value
	EXCHANGE TRADED FUNDS - 48.2%
	DEBT EXCHANGE TRADED FUNDS - 48.2%
44,100	iShares iBoxx $ High Yield Corporate Bond Fund	$ 4,160,394
72,450	SPDR Barclays High Yield Bond ETF	2,995,807
	TOTAL EXCHANGE TRADED FUNDS (Cost $7,142,670)	7,156,201
Principal
	CORPORATE BOND - 30.2%
	BANKS - 2.6%
$ 195,000	Bancolombia SA, 5.125%, due 9/11/2022	193,294
182,000	Royal Bank of Scotland Group PLC, 6.125%, due 12/15/2022	193,714
		387,008
	COAL - 1.3%
191,000	Peabody Energy Corp., 6.250%, due 11/15/2021	193,865

	COMMERCIAL SERVICES - 1.3%
215,000	ADT Corp., 3.500%, due 7/15/2022	189,737

	COMPUTERS - 1.3%
189,000	Dell, Inc., 5.875%, due 6/15/2019	197,033

	ELECTRIC - 0.8%
103,000	DPL, Inc., 7.250%, due 10/15/2021	110,467

	FOOD -1.4%
202,000	Ingles Markets, Inc., 5.750%, due 6/15/2023	201,495

	HOUSEHOLD PRODUCTS/WARES - 0.7%
105,000	ACCO Brands Corp., 6.750% due 4/30/2020	109,200

	INTERNET - 2.7%
197,000	Verisign, Inc., 4.625%, due 5/1/2023	188,628
200,000	Equinix, Inc., 5.375% due 4/1/2023	203,500
		392,128
	IRON & STEEL - 0.7%
96,000	United States Steel Corp., 7.375%, due 4/1/2020	107,280

	MINING - 0.8%
120,000	AngloGold Ashanti Holdings PLC, 5.125%, due 8/1/2022	116,286

	OIL & GAS - 8.8%
187,000	Berry Petroleum Co., 6.375%, due 9/15/2022	191,675
198,000	Denbury Resources, Inc., 4.625%, due 7/15/2023	188,348
180,000	Newfield Exploration Co., 5.625%, due 7/1/2024	187,650
98,000	PBF Holding Co. LLC, 8.250%, due 2/15/2020	107,065
212,000	Petrobras Global Finance BV, 4.375%, due 5/20/2023	198,085
264,000	Petroleos De Venezuela SA, 5.000%, due 10/28/2015	223,080
111,000	QEP Resources, Inc., 5.250%, due 5/1/2023	109,890
102,000	WPX Energy, Inc., 6.000%, due 1/15/2022	105,443
		1,311,236

Arrow Alternative Solutions Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)
April 30, 2014
Principal		Value
	OIL & GAS SERVICES - 0.7%
$ 104,000	Key Energy Services, Inc., 6.750%, due 3/1/2021	$ 109,720

	PACKAGING & CONTAINERS - 1.6%
250,000	Crown Americas Capital Corp., 4.500%, due 1/15/2023	238,750

	SOVEREIGN - 0.8%
123,000	Federal Home Loan Mortgage Corp., 5.000%, due 11/13/2014	126,192

	TELECOMMUNICATIONS - 4.0%
196,000	CenturyLink, Inc., 5.800%, due 3/15/2022	200,900
190,000	Frontier Communications Corp., 7.125%, due 1/15/2023	196,175
181,000	T-Mobile USA, Inc., 6.625%, due 4/1/2023	193,670
		590,745
	TRANSPORTATION - 0.7%
103,000	Gulfmark Offshore, Inc., 6.375%, due 3/15/2022	106,863

	TOTAL CORPORATE BOND (Cost $4,456,968)	4,488,005
Shares
	SHORT-TERM INVESTMENTS - 50.1%
	MONEY MARKET FUND - 33.3%
4,940,865	Fidelity Institutional Money Market Fund - Money Market Portfolio	4,940,865
	to yield 0.04% * ++

	U.S. TREASURY - 16.8% **
1,000,000	United States Treasury Bill, due 6/5/2014 0.025%	999,999
1,500,000	United States Treasury Bill, due 7/3/2014 0.045%	1,499,974
		2,499,973

	TOTAL SHORT-TERM INVESTMENTS (Cost $7,440,838)	7,440,838

	TOTAL INVESTMENTS - 128.5% (Cost $19,040,476) (a)	$ 19,085,044
	LIABILITIES IN EXCESS OF OTHER ASSETS - (28.5%)	(4,234,236)
	NET ASSETS - 100.0%	$ 14,850,808

Arrow Alternative Solutions Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Continued)
April 30, 2014 (Unaudited)

(a) Represents cost for financial reporting purposes.   Aggregate cost for federal tax purposes is $19,039,426 and differs from value by net unrealized appreciation (depreciation) of securities as follows:

	Unrealized Appreciation	$ 66,095
	Unrealized Depreciation	(20,477)
	Net Unrealized Appreciation	$ 45,618

+ Non income producing security.
* Money market fund; interest rate reflects seven-day effective yield on April 30, 2014.
** Interest rate represents discount rate at time of purchase.
++ All or a portion of this investment is a holding of the Northern Lights SPC.

Arrow Alternative Solutions Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
April 30, 2014

Long			Underlying Face	Unrealized
Contracts	Open Long Futures Contracts	Expiration	Amount at Value	Gain / (Loss)
24	US Long Bond	Jun-14	3,238,512	$ 1,500

Unrealized
Gain / (Loss)
LONG INDEX SWAP CONTRACTS ++ ^

Proprietary Index July 2017,  Long Custom Managed Futures Index Swap- Deutsche Bank AG, to receive the appreciation of the index vs the depreciation of the index plus 1% per annum, Federal Fund rate plus 30bps (Notional Amount $98,879)

	Unrealized Loss from Long Index Swap Contracts			$ (1,699)

++ All or a portion of this contract is a holding of the Northern Lights SPC.
^ All collateral for open futures/swaps contracts consists of cash included as Deposits with brokers.

The following is a summary of the unrealized gain/(loss) of the derivative instruments utilized by the Fund as of April 30, 2014 categorized by risk exposure:

Risk Exposure Category	Unrealized Gain/(Loss) at 4/30/2014
Mixed: Commodity, interest rate, credit, foreign exchange contracts	(1,699)
Interest rate contracts	1,500
Total	$ (199)

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements.  The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Securities Valuation - Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”).  In the absence of a sale such securities shall be valued at the last bid price on the day of valuation. Options contracts listed on a securities exchange or board of trade  for which market quotations are readily available shall be valued at the last quoted sales price or, in the absence of a sale, at the last reported bid price on the valuation date.   Index options and options not listed on a security exchange or board of trade shall be valued at the last reported bid price on the valuation date. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities. Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, are valued at amortized cost.  Investments in open-end investment companies are valued at net asset value.
In unusual circumstances, instead of valuing securities in the usual manner, securities may be valued at their fair market value as determined in good faith by the Trust’s Fair Value Committee and in accordance with the Trust’s Portfolio Securities Valuation Procedures (the “Procedures”).   The Board will review the fair value method in use for securities requiring a fair market value determination at least quarterly.    The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security.

Futures Contracts – The Fund is subject to equity price risk, interest rate risk, and foreign currency exchange rate risk in the normal course of pursuing their investment objectives. The Fund may purchase or sell futures contracts to gain exposure to, or hedge against, changes in the value of equities, interest rates or foreign currencies or commodities.  Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral for the account of the broker (the Fund’s agent in acquiring the futures position).  During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by “marking to market” on a daily basis to reflect the market value of the contracts at the end of each day’s trading. Variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. When the contracts are closed, a Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. If a Fund is unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts.   Each Fund segregates liquid securities having a value at least equal to the amount of the current obligation under any open futures contract. Risks may exceed amounts recognized in the Statements of Assets and Liabilities. With futures, there is minimal counterparty credit risk to a Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Exchange Traded Funds – The Fund may invest in exchange traded funds (“ETFs”).  ETFs are a type of index fund bought and sold on a securities exchange.  An ETF trades like common stock and represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index. A Fund may purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities.  The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile.  Additionally, ETFs have fees and expenses that reduce their value.

Swap Agreements – The Fund is subject to equity price risk and/or interest rate risk in the normal course of pursuing their respective investment objectives. The Fund may hold fixed-rate bonds, the value of which may decrease if interest rates rise and equities subject to equity price risk.   The Fund may enter into various swap transactions for investment purposes or to manage interest rate, equity, foreign exchange (currency) or credit risk. These would be two-party contracts entered into primarily to exchange the returns (or differentials in rates of returns) earned or realized on particular pre-determined investments or instruments.

The gross returns to be exchanged or “swapped” between parties are calculated with respect to a notional amount, i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency, or in a “basket” of securities representing a particular index or market segment. Changes in the value of swap agreements are recognized as unrealized gains or losses in the Statements of Operations by “marking to market” on a daily basis to reflect the value of the swap agreement at the end of each trading day. Payments received or paid at the beginning of the agreement are reflected as such on the Statements of Assets and Liabilities and may be referred to as upfront payments. The Fund amortize upfront payments and/or accrue for the fixed payment stream on swap agreements on a daily basis with the net amount recorded as a component of unrealized gain or loss on the Statements of Operations. A liquidation payment received or made at the termination of the swap agreement is recorded as a realized gain or loss on the Statements of Operations. The Funds segregate liquid securities having a value at least equal to the amount of their current obligation under any swap transaction. Entering into these agreements involves, to varying degrees, lack of liquidity and elements of credit, market, and counterparty risk in excess of amounts recognized on the Statements of Assets and Liabilities.  The Funds’ maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that that amount is positive.

Arrow Alternative Solutions Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
April 30, 2014

The Fund utilizes various methods to measure the fair value of all of its investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following table summarizes the inputs used as of April 30, 2014 for the Fund’s assets and liabilities measured at fair value:

Assets	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$ 7,156,201	$ -	$ -	$ 7,156,201
Corporate Bonds		4,488,005	-	4,488,005
U.S. Government and Agency Obligations	-	2,499,973	-	2,499,973
Variation Margin-Open Futures Contracts	1,500	-	-	1,500
Short-Term Investments	4,940,865	2,499,973	-	7,440,838
Total	$ 12,098,566	$ 9,487,951	$ -	$ 21,586,517
Liabilities	Level 1	Level 2	Level 3	Total
Open Swap Contracts	$ -	$ 1,699	$ -	$ 1,699
Total	$ -	$ 1,699	$ -	$ 1,699

There were no transfers into or out of Level 1 and Level 2 during the current period presented. It is the Fund’s policy to record transfers into or out of Level 1 and Level 2 at the end of the reporting period.

The Fund did not hold any Level 3 securities during the period.

Consolidation of Subsidiaries – Arrow Alternative Solutions Fund ("AASF") with Northern Lights SPC ("AAS-CFC") – The Consolidated Portfolio of Investments includes the accounts of AAS-CFC, a wholly-owned and controlled subsidiary.   All inter-company accounts and transactions have been eliminated in consolidation.

AASF may invest up to 25% of its total assets in a controlled foreign corporation (“CFC”) which acts as an investment vehicle in order to effect certain investments consistent with AASF's investment objectives and policies.

AAS-CFC utilizes commodity based derivative products to facilitate AASF's pursuit of its investment objective.   In accordance with its investment objective and through its exposure to the aforementioned commodity based derivative products, AASF may have increased or decreased exposure to one or more of the risk factors defined in the Principal Investment Risks section of the AASF Prospectus.

A summary of the AASF's investments in the CFC is as follows:

	Inception Date of CFC	CFC Net Assets at April 30, 2014	% of Fund Net Assets at April 30, 2014
AAS-CFC	11/6/09	$72,495	0.49%

Arrow Managed Futures Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)
April 30, 2014
Principal		Value
	SHORT-TERM INVESTMENTS - 92.4%
	U.S. TREASURY - 82.8%*
2,000,000	United States Treasury Bills due 5/1/2014, 0.020%	$ 2,000,000
1,500,000	United States Treasury Bills due 6/5/2014, 0.025%	1,499,999
2,700,000	United States Treasury Bills due 6/26/2014, 0.050%	2,699,873
1,000,000	United States Treasury Bills due 7/3/2014, 0.045%	999,990
		7,199,862
Shares
	MONEY MARKET FUND - 9.6%
831,226	Fidelity Institutional Money Market Fund - Money Market Portfolio
	to yield 0.04% ** ++	831,226

	TOTAL SHORT-TERM INVESTMENTS (Cost $8,031,088)	8,031,088

	TOTAL INVESTMENTS - 92.4% (Cost $8,031,088) (a)	$ 8,031,088
	OTHER ASSETS LESS LIABILITIES - 7.6%	658,357
	NET ASSETS - 100.0%	$ 8,689,445

(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is the same and differs from value by net unrealized appreciation (depreciation) of securities as follows:
	Unrealized Appreciation	$ -
	Unrealized Depreciation	-
	Net Unrealized Appreciation	$ -
* Interest rate represents discount rate at time of purchase.
** Money market fund; interest rate reflects seven-day effective yield on April 30, 2014.
++ All or a portion of this investment is a holding of the Arrow MFT Fund Limited.

Arrow Managed Futures Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
April 30, 2014

	FUTURES CONTRACTS
Long			Underlying Face	Unrealized
Contracts	Open Long Futures Contracts ^	Expiration	Amount at Value	Gain / (Loss)
5	Cocoa ++	Sep-14	$ 149,450	$ 2,094
1	Coffee ++	Sep-14	77,906	9,638
3	Cotton ++	Oct-14	125,745	5
3	Live Cattle ++	Oct-14	168,480	5,527
23	Natural Gas ++	Oct-14	1,108,140	(530)
3	US 10 Year	Jun-14	373,266	(15)
Net Unrealized Gain from Open Long Futures Contracts				$ 16,719

Short			Underlying Face	Unrealized
Contracts	Open Short Futures Contracts ^	Expiration	Amount at Value	Gain / (Loss)
(3)	Canadian Dollar	Sep-14	(273,180)	$ (6,145)
(3)	Copper ++	Sep-14	(226,763)	141
(2)	Gasoline RBOB ++	Oct-14	(225,044)	(101)
Net Unrealized Loss from Open Short Futures Contracts				$ (6,105)

Net Unrealized Gain from Open Futures Contracts				$ 10,613

++ All or a portion of these constracts are holdings of the Arrow MFT Fund Limited.
^ All collateral for open futures contracts consists of cash included as Deposits with brokers.

The following is a summary of the unrealized gain/(loss) of the derivative instruments utilized by the Fund as of April 30, 2014 categorized by risk exposure:
Risk Exposure Category		Unrealized Gain/(Loss) at 4/30/2014
Commodity contracts		$ 16,773
Interest Rate		(15)
Foreign exchange contracts		(6,145)
Total		$ 10,613

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements.  The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Securities Valuation - Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”).  In the absence of a sale such securities shall be valued at the last bid price on the day of valuation. Options and futures contracts listed on a securities exchange or board of trade  for which market quotations are readily available shall be valued at the last quoted sales price or, in the absence of a sale, at the last reported bid price on the valuation date.   Index options and options not listed on a security exchange or board of trade shall be valued at the last reported bid price on the valuation date. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities. Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, are valued at amortized cost.  Investments in open-end investment companies are valued at net asset value.

A Fund may hold securities, such as private placements, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable.  These securities will be valued at their fair market value as determined using the “fair value” procedures approved by the Board.  The Board has delegated execution of these procedures to a fair value team composed of one or more officers from each of the (i) Trust, (ii) administrator, and (iii) adviser and/or sub-adviser.  The team may also enlist third party consultants such as an audit firm or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value.  The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Futures Contracts – The Fund is subject to equity price risk, interest rate risk, and foreign currency exchange rate risk in the normal course of pursuing their investment objectives. The Fund may purchase or sell futures contracts to gain exposure to, or hedge against, changes in the value of equities, interest rates or foreign currencies or commodities.  Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral for the account of the broker (the Fund’s agent in acquiring the futures position).  During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by “marking to market” on a daily basis to reflect the market value of the contracts at the end of each day’s trading. Variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. When the contracts are closed, a Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. If a Fund is unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts.   Each Fund segregates liquid securities having a value at least equal to the amount of the current obligation under any open futures contract. Risks may exceed amounts recognized in the Statements of Assets and Liabilities. With futures, there is minimal counterparty credit risk to a Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

The Fund utilizes various methods to measure the fair value of all of its investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following table summarizes the inputs used as April 30, 2014 for the Fund’s assets and liabilities measured at fair value:

Assets	Level 1	Level 2	Level 3	Total
U.S. Treasury Note	$ -	$ 7,199,862	$ -	$ 7,199,862
Variation Margin-Open Futures Contracts	10,613	-	-	10,613
Short-Term Investments	831,226	-	-	831,226
Total	$ 841,839	$ 7,199,862	$ -	$ 8,041,701

There were no transfers into or out of Level 1 and Level 2 during the current period presented. It is the Fund’s policy to record transfers into or out of Level 1 and Level 2 at the end of the reporting period.

The Fund did not hold any Level 3 securities during the period.

Consolidation of Subsidiaries – Arrow Managed Futures Strategy Fund ("AMFSF") with Arrow MFT Fund Limited ("AMFS-CFC") – The Consolidated Portfolio of Investments includes the accounts of AMFS-CFC, a wholly-owned and controlled subsidiary.   All inter-company accounts and transactions have been eliminated in consolidation.

AMFSF may invest up to 25% of its total assets in a controlled foreign corporation (“CFC”) which acts as an investment vehicle in order to effect certain investments consistent with AMFTF's investment objectives and policies.

AMFSF-CFC utilizes commodity based derivative products to facilitate AMFSF's pursuit of its investment objective.   In accordance with its investment objective and through its exposure to the aforementioned commodity based derivative products, AMFTF may have increased or decreased exposure to one or more of the risk factors defined in the Principal Investment Risks section of the AMFTF Prospectus.

A summary of the AMFTF's investments in the CFC is as follows:
	Inception Date of CFC	CFC Net Assets at April 30, 2014	% of Fund Net Assets at April 30, 2014
AMFSF-CFC	11/6/09	$1,755,431	20.20%

Arrow Commodity Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)
April 30, 2014
Shares		Value
	EXCHANGE TRADED NOTE - 2.0%
	COMMODITY - 2.0%
4,500	iPath Dow Jones-UBS Commodity Index Total Return ETN *	$ 182,340
	TOTAL EXCHANGE TRADED NOTES (Cost $180,629)

	SHORT-TERM INVESTMENTS - 83.9%
Principal
	U.S. TREASURY - 72.5%**
$ 3,300,000	United States Treasury Bills due 5/22/2014, 0.015%	3,299,995
2,000,000	United States Treasury Bills due 6/19/2014, 0.050%	1,999,987
1,500,000	United States Treasury Bills due 7/17/2014, 0.035%	1,499,968
		6,799,950
Shares
	MONEY MARKET FUND - 11.4%
1,064,738	Fidelity Institutional Money Market Fund - Money Market Portfolio
	to yield 0.04% *** ++	1,064,738

	TOTAL SHORT-TERM INVESTMENTS (Cost $7,864,688)	7,864,688

	TOTAL INVESTMENTS - 85.9% (Cost $8,045,317 (a)	$ 8,047,028
	OTHER ASSETS LESS LIABILITIES - 14.1%	1,326,633
	NET ASSETS - 100.0%	$ 9,373,661

(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $8,056,289 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:
	Unrealized Appreciation:	$ -
	Unrealized Depreciation:	(9,261)
	Net Unrealized Depreciation:	$ (9,261)
* Non-Income producing security.
** Interest rate represents discount rate at time of purchase.
*** Money market fund; interest rate reflects seven-day effective yield on April 30, 2014.
++ All or a portion of this investment is a holding of the ACT Fund Limited.

Arrow Commodity Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
April 30, 2014

	FUTURES CONTRACTS
Long			Underlying Face	Unrealized
Contracts	Open Long Futures Contracts ++ ^	Expiration	Amount at Value	Gain / (Loss)+
9	Cocoa	Dec-14	$ 269,820	$ 36,110
8	Coffee "C"	Dec-14	630,300	230,072
9	Copper	Dec-14	679,613	(60,738)
9	Corn	Dec-14	229,163	7,221
9	Cotton #2	Dec-14	375,300	28,090
9	Crude Oil	Dec-14	854,370	17,460
9	Gasoline RBOB	Dec-14	984,047	2,894
9	Gold	Dec-14	1,166,580	(57,440)
8	Lean Hogs	Dec-14	296,000	21,020
9	Live Cattle	Dec-14	511,110	19,770
9	Natural Gas	Mar-15	437,040	63,770
8	NY Harbor ULSD Future ++	Dec-14	979,406	(11,495)
8	Silver	Dec-14	769,880	(95,153)
8	Soybean	Nov-14	498,700	24,472
9	Wheat	Dec-14	334,238	25,638
9	World Sugar # 11	Mar-15	192,730	12,227

Net Unrealized Gain from Open Long Futures Contracts				$ 263,917

Net Unrealized Gain from Open Futures Contracts				$ 263,917

++ All or a portion of these contracts are holdings of the ACT Fund Limited.
^ All collateral for open futures/swaps contracts consists of cash included as Deposits with brokers.
+ The amount represents fair value of derivative instruments subject to commodity risk exposure as of April 30, 2014.

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements.  The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Securities Valuation - Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”).  In the absence of a sale such securities shall be valued at the last bid price on the day of valuation. Options and futures contracts listed on a securities exchange or board of trade  for which market quotations are readily available shall be valued at the last quoted sales price or, in the absence of a sale, at the last reported bid price on the valuation date.   Index options and options not listed on a security exchange or board of trade shall be valued at the last reported bid price on the valuation date. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities. Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, are valued at amortized cost.  Investments in open-end investment companies are valued at net asset value.

In unusual circumstances, instead of valuing securities in the usual manner, securities may be valued at their fair market value as determined in good faith by the Trust’s Fair Value Committee and in accordance with the Trust’s Portfolio Securities Valuation Procedures (the “Procedures”).   The Board will review the fair value method in use for securities requiring a fair market value determination at least quarterly.    The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security.

Futures Contracts – The Fund is subject to equity price risk, interest rate risk, and foreign currency exchange rate risk in the normal course of pursuing their investment objectives. The Fund may purchase or sell futures contracts to gain exposure to, or hedge against, changes in the value of equities, interest rates or foreign currencies or commodities.  Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral for the account of the broker (the Fund’s agent in acquiring the futures position).  During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by “marking to market” on a daily basis to reflect the market value of the contracts at the end of each day’s trading. Variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. When the contracts are closed, a Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. If a Fund is unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts.   The Fund segregates liquid securities having a value at least equal to the amount of the current obligation under any open futures contract. Risks may exceed amounts recognized in the Statements of Assets and Liabilities. With futures, there is minimal counterparty credit risk to a Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

The Fund utilizes various methods to measure the fair value of all of its investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Arrow Commodity Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
April 30, 2014

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following table summarizes the inputs used as of April 30, 2014 for the Fund’s assets and liabilities measured at fair value:

Assets	Level 1	Level 2	Level 3	Total
Exchange Traded Note	$ 182,340	$ -	$ -	$ 182,340
Short-Term Investments	1,064,738	6,799,950	-	7,864,688
Variation Margin-Open Futures Contracts	263,917			263,917
Total	$ 1,247,078	$ 6,799,950	$ -	$ 8,047,028

There were no transfers into or out of Level 1 and Level 2 during the current period presented. It is the Fund’s policy to record transfers into or out of Level 1 and Level 2 at the end of the reporting period.

The Fund did not hold any Level 3 securities during the period.

Consolidation of Subsidiaries – Arrow Commodity Stategy Fund ("ACS") with ACT Fund Limited ("ACS-CFC") – The Consolidated Portfolio of Investments includes the accounts of ACS-CFC, a wholly-owned and controlled subsidiary.   All inter-company accounts and transactions have been eliminated in consolidation.

ACS may invest up to 25% of its total assets in a controlled foreign corporation (“CFC”) which acts as an investment vehicle in order to effect certain investments consistent with ACS's investment objectives and policies.

ACS-CFC utilizes commodity based derivative products to facilitate ACS's pursuit of its investment objective.   In accordance with its investment objective and through its exposure to the aforementioned commodity based derivative products, ACS may have increased or decreased exposure to one or more of the risk factors defined in the Principal Investment Risks section of the ACS Prospectus.

A summary of the ACS's investments in the CFC is as follows:
	Inception Date of CFC	CFC Net Assets at April 30, 2014	% of Fund Net Assets at April 30, 2014
ACS-CFC	1/3/11	$2,002,876	21.37%

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the  Securities Exchange Act of 1934, as amended.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.  Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Arrow Investments Trust

By (Signature and Title)

*/s/ Joseph Barrato

       Joseph Barrato, President

Date

6/27/14

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

*/s/ Joseph Barrato

       Joseph Barrato, President

Date

6/27/14

By (Signature and Title)

*/s/ Sam Singh

       Sam Singh, Treasurer

Date

6/27/14